RETIREMENT INCOME BUILDER—BAI VARIABLE ANNUITY

(FORMERLY KNOWN AS RETIMREMENT INCOME BUILDER III

VARIABLE ANNUITY)

Issued by

Transamerica Life Insurance Company

Supplement Dated June 22, 2003

to the

Prospectus dated May 1, 2003

Section 3 in Appendix C is hereby deleted in its entirety. All New Jersey residents will need to refer to Section 1 of Appendix C for information regarding upgrades to the minimum income base.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Retirement Income Builder—BAI Variable Annuity

(Formerly known as Retirement Income Builder III Variable Annuity)

dated May 1, 2003